Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 16,048	$ 21,401	$ 33,137
Tax on profit at Australian prima facie tax rate of 30 per cent	4,814	6,420	9,941
Tax effect of (loss)/profit from equity accounted investments, related impairments and expenses	737	(37)	(19)
Derecognition of deferred tax assets and current year tax losses	666	526	1,087
Tax on remitted and unremitted foreign earnings	224	137	441
Amounts (over)/under provided in prior years	(25)	(18)	(80)
Foreign exchange adjustments	(79)	94	(233)
Recognition of previously unrecognised tax assets	(110)	(109)	(3)
Impact of tax rates applicable outside of Australia	(556)	(558)	(801)
Other	344	236	97
Income tax expense	6,015	6,691	10,430
Royalty-related taxation (net of income tax benefit)	432	386	307
Total taxation expense	$ 6,447	$ 7,077	$ 10,737